ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS - Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
NET REVENUES
Revenues	¥ 496,877	$ 77,971	¥ 531,980	¥ 583,909
Cost of revenues
Cost of revenues	339,558	53,285	387,490	388,894
GROSS LOSS	157,319	24,686	144,490	195,015
Operating expenses:
Selling and marketing	(55,468)	(8,704)	(52,355)	(55,721)
General and administrative	(169,994)	(26,676)	(174,283)	(194,417)
Research and development	(14,487)	(2,273)	(5,703)	(3,793)
Total operating expenses	(250,474)	(39,305)	(269,040)	(292,685)
OPERATING LOSS	(93,155)	(14,619)	(124,550)	(97,670)
OTHER EXPENSE
Interest expense, net	8,971	1,408	9,501	5,379
Other income (loss), net	1,657	260	(1,244)	396
Income tax	59,108	9,275	(1,062)	(12,917)
Educational programs and services
NET REVENUES
Revenues	491,979	77,202	525,727	582,706
Cost of revenues
Cost of revenues	336,381	52,786	379,571	383,635
Intelligent program and services
NET REVENUES
Revenues	4,898	769	6,253	1,203
Cost of revenues
Cost of revenues	3,177	499	7,919	5,259
Reportable Legal Entities | Parent Company
Operating expenses:
General and administrative	(2,926)	(459)	(7,841)	(12,380)
Total operating expenses	(2,926)	(459)	(7,841)	(12,380)
OPERATING LOSS	(2,926)	(459)	(7,841)	(12,380)
Share of (loss) income from subsidiaries	5,944	932	(55,362)	(159,282)
OTHER EXPENSE
Interest expense, net				(267)
Other income (loss), net	(16)	(3)	491	71,988
NET (LOSS) INCOME	¥ 3,002	$ 470	¥ (62,712)	¥ (99,941)